COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits which arise primarily in the ordinary course of business. At December 31, 2011, management is not aware of any pending or threatened litigation or unasserted claims that could result in losses, if any, that would be material to the financial statements and should be disclosed.

The Company makes loans to individuals and small businesses for various personal and commercial purposes. Although the Company’s loan portfolio is diversified, a substantial portion of its borrowers’ ability to honor the terms of their loans is dependent on business and economic conditions in Colleton, Charleston, and Jasper counties and surrounding areas. The Company’s loan portfolio is not concentrated in loans to any single borrower or in a relatively small number of borrowers. Additionally, management is not aware of any concentrations of loans to classes of borrowers or industries that would be similarly affected by economic conditions.